Accounts receivable	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net, Current [Abstract]
Accounts receivable
Accounts receivable
Accounts receivable are presented net of allowances for doubtful accounts. There was a provision of $5.9 million related to allowances for doubtful accounts at December 31, 2014. There was no allowance for doubtful accounts as at December 31, 2013.
The Company did not recognize any bad debt expense in 2014, 2013 or 2012, but has instead reduced contract revenues for any disputed amounts. Contract revenues were reduced by $6.5 million in 2014, $22.1 million in 2013 and $3.4 million in 2012. The reduction in 2014 was the result of a write-off of rechargeables of $0.6 million relating to the West Leo as well as $5.9 million disputed with Hibernia relating to the West Aquarius. The reduction in 2013 was the result of amounts disputed with Hibernia in relation to the West Aquarius. The reduction in 2012 was a result of the Company's entry into a settlement with ExxonMobil, which related to an agreement for non-payment during the mobilization period of the West Aquarius, as a result of the time needed to complete modifications and repairs to meet regulatory requirements.